Fair Value Measurements (Details) - Schedule of Change in the Fair Value Measurement Using Significant Inputs - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Predecessor [Member]
Schedule of Change in the Fair Value Measurement Using Significant Inputs [Line Items]
Balance at beginning	$ 320,117			$ 647,038	$ 610,381		$ 610,381
Change in fair value				(261,822)
Gain (loss) Reclassification on revaluation of liability	(320,117)				36,657
Balance at ending				385,216	647,038		385,216
Predecessor [Member] | Level 1 [Member]
Schedule of Change in the Fair Value Measurement Using Significant Inputs [Line Items]
Balance at beginning
Change in fair value
Gain (loss) Reclassification on revaluation of liability
Balance at ending
Predecessor [Member] | Level 2 [Member]
Schedule of Change in the Fair Value Measurement Using Significant Inputs [Line Items]
Balance at beginning
Change in fair value
Gain (loss) Reclassification on revaluation of liability
Balance at ending
Predecessor [Member] | Level 3 [Member]
Schedule of Change in the Fair Value Measurement Using Significant Inputs [Line Items]
Balance at beginning	320,117			647,038	610,381		610,381
Change in fair value				(261,822)
Gain (loss) Reclassification on revaluation of liability	(320,117)				36,657
Balance at ending				$ 385,216	$ 647,038		$ 385,216
Successor [Member]
Schedule of Change in the Fair Value Measurement Using Significant Inputs [Line Items]
Balance at beginning		4,900,000	$ 3,100,000			4,900,000
Gain (loss) Reclassification on revaluation of liability		(1,800,000)	(2,900,000)
Balance at ending	4,900,000	3,100,000	200,000			200,000
Successor [Member] | Level 1 [Member]
Schedule of Change in the Fair Value Measurement Using Significant Inputs [Line Items]
Balance at beginning
Gain (loss) Reclassification on revaluation of liability
Balance at ending
Successor [Member] | Level 2 [Member]
Schedule of Change in the Fair Value Measurement Using Significant Inputs [Line Items]
Balance at beginning
Gain (loss) Reclassification on revaluation of liability
Balance at ending
Successor [Member] | Level 3 [Member]
Schedule of Change in the Fair Value Measurement Using Significant Inputs [Line Items]
Balance at beginning		4,900,000	3,100,000			4,900,000
Gain (loss) Reclassification on revaluation of liability		(1,800,000)	(2,900,000)
Balance at ending	$ 4,900,000	$ 3,100,000	$ 200,000			$ 200,000